Note 33 - Changes in Non-cash Working Capital - Components of changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Accounts receivable and unbilled revenues	$ (108,900)	$ 18,069
Gas in storage	538	(9,282)
Prepaid expenses and deposits	(15,534)	3,361
Provisions	(3,501)	(9,774)
Trade and other payables	90,972	(25,130)
	$ (36,425)	$ (22,756)